Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Trade and Other Receivables [Abstract]
Schedule of trade and other receivables
	2021	2020
	USD	USD

Trade receivables	4,488,090	3,711,752
Prepayments	221,099	169,963
Advances paid for content and service providers	566,501	1,155,978
Other receivables	752,629	450,964
Other financial assets (1)	433,660	161,525
Allowance for estimated credit losses	(235,164)	-
	6,226,815	5,650,182
Allowance for foreign currency losses (2)	(821,268)	(825,993)
	5,405,547	4,824,189

(1)	As at December 31, 2021, the Group reclassified its bank balances in Lebanese Pounds equivalent of USD 433,660 to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon.

(2)	Allowances for foreign currency losses represent translated differences between official and Sayrafa rate on trade receivables and bank balances in Lebanese Pounds as discussed in note (1) above

Schedule of ageing analysis of trade receivables
		Neither past	Past due but not impaired
		due nor	30 – 60	60 – 90	90 – 120
	Total	impaired	days	days	days	>120 days
	USD	USD	USD	USD	USD	USD

2021	4,252,926	3,863,994	113,814	200,443	61,219	13,456

2020	3,711,752	2,576,209	321,097	331,115	230,823	252,508